Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Accruals and reserves	$ 639	$ 1,950
Federal, state and local net operating loss carryforwards	32,594	28,780
Section 163(j) interest carryforward	4,730	0
Lease liabilities	209	0
Stock options	1,172	776
Total deferred tax asset before valuation allowance	39,344	31,506
Valuation allowance	(30,561)	(19,325)
Deferred tax asset - net of valuation allowance	8,783	12,181
Deferred tax (liabilities):
Right-of-use assets	(195)	0
Depreciation & amortization	(8,588)	(12,181)
Total deferred tax (liabilities)	(8,783)	(12,181)
Net deferred tax asset (liability)	$ 0	$ 0